Interest in subsidiary (Detail) - BMSC Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Net cash provided by (used in) operating activities	$ 36,221	$ (18,345)
Net cash used in investing activities	(8,472)	(4,029)
Net cash used in financing activities	(2,724)	(10,317)
Increase (decrease) in cash and cash equivalents	25,025	(32,691)
BMSC [Member]
Statement Line Items [Line Items]
Net cash provided by (used in) operating activities	49,542	(3,203)
Net cash used in investing activities	(6,724)	(1,440)
Net cash used in financing activities
Increase (decrease) in cash and cash equivalents	$ 42,818	$ (4,643)